Provisions and Other Liabilities - Summary of Sensitivity for Pensions and Other Post-Employment Benefits to Changes in Key Actuarial Assumptions (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Discount Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Possible decrease in actuarial assumption	(0.50%)
General Inflation Rate[Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Possible increase in actuarial assumption	0.50%
Pension Benefits Indexation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Possible increase in actuarial assumption	0.50%
Healthcare Cost Inflation Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Possible increase in actuarial assumption	0.50%
Mortality Table [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Possible increase in mortality table in years	1 year
France [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	€ 156
France [Member] | General Inflation Rate[Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	34
France [Member] | Pension Benefits Indexation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	88
France [Member] | Mortality Table [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	59
Germany [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	254
Germany [Member] | General Inflation Rate[Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	343
Germany [Member] | Pension Benefits Indexation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	332
Germany [Member] | Mortality Table [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	93
United States [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	190
United States [Member] | General Inflation Rate[Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	2
United States [Member] | Pension Benefits Indexation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	2
United States [Member] | Healthcare Cost Inflation Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	35
United States [Member] | Mortality Table [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	71
UK [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	266
UK [Member] | General Inflation Rate[Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	206
UK [Member] | Pension Benefits Indexation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	147
UK [Member] | Mortality Table [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Measurement of defined-benefit obligation	€ 115